Long-Term Debt, Secured Term Loans (Details) $ in Thousands	1 Months Ended				6 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) Subsidiary	Jun. 30, 2023 USD ($) Payment Vessel	Jun. 30, 2022 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 31, 2019 USD ($) Subsidiary
Long-Term Debt [Abstract]
Number of tanker vessels used as collateral | Vessel					8
Net book value of tanker vessels used as collateral					$ 230,434
Compensating cash balance required under loan agreements	$ 10,500				10,500
Restricted cash, non-current	1,000				$ 1,000
Weighted average interest rate					7.35%	3.25%
Interest expense on long-term debt					$ 4,427	$ 789
Accrued interest	390				396
Interest capitalized					$ 153
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments					quarterly
Number of balloon installment payments | Payment					1
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary									2
Borrowing capacity							$ 59,000	$ 47,000	$ 33,000
Covenant compliance					As at June 30, 2023 and December 31, 2022, the Company was in compliance with all of its loan covenants.
Nordea Bank Secured Term Loan [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					0.50%
Nordea Bank Secured Term Loan [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					1.00%
Nordea Bank Secured Term Loan [Member] | LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
Nordea Bank Secured Term Loan [Member] | LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
Nordea Bank Secured Term Loan [Member] | SOFR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
Nordea Bank Secured Term Loan [Member] | SOFR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
Piraeus Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments					quarterly
Number of balloon installment payments | Payment					1
Number of vessel-owning subsidiaries entering into loan agreement | Subsidiary				3
Borrowing capacity		$ 37,400		$ 31,526		31,933
Proceeds from loan agreement		36,450	$ 31,933	29,958
Amount available for drawdown		0		$ 0
Covenant compliance					As at June 30, 2023 and December 31, 2022, the Company was in compliance with all of its loan covenants.
Piraeus Bank Secured Term Loans [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					0.50%
Piraeus Bank Secured Term Loans [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					1.00%
Piraeus Bank Secured Term Loans [Member] | P. Sophia [Member]
Long-Term Debt [Abstract]
Acquisition price of vessel to be financed						24,600
Piraeus Bank Secured Term Loans [Member] | P. Yanbu [Member]
Long-Term Debt [Abstract]
Outstanding indebtedness on vessel to be refinanced						$ 7,333
Piraeus Bank Secured Term Loans [Member] | P. Monterey [Member]
Long-Term Debt [Abstract]
Acquisition price of vessel to be financed		29,615
Piraeus Bank Secured Term Loans [Member] | P. Kikuma [Member]
Long-Term Debt [Abstract]
Outstanding indebtedness on vessel to be refinanced		7,785
Piraeus Bank Secured Term Loans [Member] | LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
Piraeus Bank Secured Term Loans [Member] | LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
Piraeus Bank Secured Term Loans [Member] | SOFR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
Piraeus Bank Secured Term Loans [Member] | SOFR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments					quarterly
Number of balloon installment payments | Payment					1
Borrowing capacity	22,000	18,250
Proceeds from loan agreement	$ 22,000	$ 18,250
Covenant compliance					As at June 30, 2023 and December 31, 2022, the Company was in compliance with all of its loan covenants.
Alpha Bank Secured Term Loans [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					0.50%
Alpha Bank Secured Term Loans [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Arrangement fee percentage					1.00%
Alpha Bank Secured Term Loans [Member] | LIBOR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
Alpha Bank Secured Term Loans [Member] | LIBOR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%
Alpha Bank Secured Term Loans [Member] | SOFR [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.35%
Alpha Bank Secured Term Loans [Member] | SOFR [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate					2.85%